Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Significant Accounting Policies
2)	SIGNIFICANT ACCOUNTING POLICIES

2.1)	BASIS OF PRESENTATION AND DISCLOSURE
The consolidated financial statements as of December 31, 2019 and 2018 and for the years ended December 31, 2019, 2018 and 2017, were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
Presentation currency and definition of terms
Beginning March 31, 2019 and for all subsequent periods, as permitted by International Accounting Standard 21,
The Effects of Changes in Foreign Exchange Rates
(“IAS 21”) under IFRS and with the authorization of CEMEX, S.A.B. de C.V.’s Board of Directors, considering the previous favorable opinion of its Audit Committee, CEMEX changed its presentation currency from the Mexican peso to the dollar of the United States of America (“U.S. dollar”) considering the following factors:

•
For a consolidated group that comprises operations with a number of functional currencies, it is a decision of each entity to select its presentation currency under IAS 21, which may be the currency that management uses when controlling and monitoring the performance and financial position of the group. In the case of CEMEX, management uses the U.S. dollar for these purposes;

•
The Company believes that presenting its consolidated financial information using the U.S. dollar will improve and facilitate the analysis to a broad range of users (rating agencies, analysts, investors and lenders, among others) of the Company’s consolidated financial statements; and

•	The use of the U.S. dollar as presentation currency will also improve the comparison of CEMEX’s consolidated financial statements with those of other global entities.
The consolidated financial statements, including comparative amounts and the accompanying notes to the consolidated financial statements, are presented as if the new presentation currency had always been CEMEX’s presentation currency. All currency translation adjustments have been set to zero as of January 1, 2010, which was the date of CEMEX’s transition to IFRS. Translation adjustments and cumulative translation adjustments recognized in other comprehensive income have been presented as if CEMEX had used U.S. dollars as the presentation currency from that date. Comparative financial statements and their related notes were re-presented
for the change in presentation currency by applying the methodology set out in IAS 21, using the closing exchange rates for the consolidated statements of financial position and the closing exchange rates of each month within the respective periods for consolidated income statements, consolidated statements of comprehensive income and consolidated statements of cash flows. Historic equity transactions were translated at the foreign exchange rate on the date of the transactions and were subsequently carried at historical value. The exchange rates used in translation were as described in note 2.4. In addition, resulting from this change in presentation currency and in compliance with IAS 1,
Presentation of Financial Statements
(“IAS 1”), CEMEX includes a third statement of financial position as of January 1, 2018, which incorporates the effects for the adoption of IFRS 16,
Leases
(“IFRS 16”) described below.
When reference is made to U.S. dollars or “$” it means dollars of the United States of America (“United States”). The amounts in the financial statements and the accompanying notes are stated in millions, except when references are made to earnings per share and/or prices per share. When reference is made to “Ps” or “pesos”, it means Mexican pesos. When reference is made to “€” or “euros,” it means the currency in circulation in a significant number of European Union (“EU”) countries. When reference is made to “£” or “pounds”, it means British pounds sterling. When it is deemed relevant, certain amounts in foreign currency presented in the notes to the financial statements include between parentheses a convenience translation into dollars and/or into pesos, as applicable. Previously reported convenience translations of prior years are not restated unless the transaction is still outstanding, in which case those are restated using the closing exchange rates as of the reporting date. These translations should not be construed as representations that the amounts in dollars or pesos, as applicable, represent those dollar or peso amounts or could be converted into dollar or peso at the rate indicated.
Amounts disclosed in the notes in connection with outstanding tax and/or legal proceedings (notes 19.4 and 24), which are originated in jurisdictions where currencies are different from the dollar, are presented in dollar equivalents as of the closing of the most recent year presented. Consequently, without any change in the original currency, such dollar amounts will fluctuate over time due to changes in exchange rates.
Discontinued operations (note 4.2)
Considering the disposal of entire reportable operating segments as well as the sale of significant businesses, CEMEX’s income statements present in the single line item of “Discontinued operations,” the results of: a) the assets held for sale in the United Kingdom for the years 2019, 2018 and 2017; b) the assets held for sale in the United States for the years 2019, 2018 and 2017; c) the white cement business held for sale in Spain for the years 2019, 2018 and 2017, d) the French assets sold for the period from January 1 to June 28, 2019 and for the years ended 2018 and 2017, e) the German assets sold for the period from January 1 to May 31, 2019 and for the years 2018 and 2017, f) the Baltic and Nordic businesses sold for the period from January 1 to March 29, 2019 and for the years 2018 and 2017, g) the operating segment in Brazil sold for the period from January 1 to September 27, 2018 and for the year 2017, h) CEMEX’s Pacific Northwest Materials Business operations in the United States sold on June 30, 2017 for the six-months
ended June 30, 2017; and i) CEMEX’s Concrete Pipe Business operations in the United States sold on January 31, 2017 for the one-month
ended January 31, 2017.
Income statements
CEMEX includes the line item titled “Operating earnings before other expenses, net” considering that it is a relevant operating measure for CEMEX’s management. The line item “Other expenses, net” consists primarily of revenues and expenses not directly related to CEMEX’s main activities, including impairment losses of long-lived assets, results on disposal of assets and restructuring costs, among others (note 6). Under IFRS, the inclusion of certain subtotals such as “Operating earnings before other expenses, net” and the display of the statement of operations vary significantly by industry and company according to specific needs.
Considering that it is an indicator of CEMEX’s ability to internally fund capital expenditures and to measure its ability to service or incur debt under its financing agreements, for purposes of notes 4.4 and 16, CEMEX presents “Operating EBITDA” (operating earnings before other expenses, net, plus depreciation and amortization). This is not an indicator of CEMEX’s financial performance, an alternative to cash flows, a measure of liquidity or comparable to other similarly titled measures of other companies. In addition, this indicator is used by CEMEX’s management for decision-making purposes.
Statements of cash flows
The statements of cash flows exclude the following transactions that did not represent sources or uses of cash:
Financing activities:

•	In 2019, 2018 and 2017, the increases in other financing obligations in connection with lease contracts negotiated during the year for $220, $229 and $317, respectively (note 16.2);

•
In 2019, 2018 and 2017, in connection with the CPOs issued as part of the executive share-based compensation programs (note 21), the total increases in equity for $17 in 2019, $34 in 2018 and $42 in 2017;

•	In 2017, in connection with the capitalization of retained earnings (note 20.1), the increases in common stock and additional paid-in capital against retained earnings for $506;

•
In 2017, in connection with the early conversion of part of the 2018 optional convertible subordinated notes (note 16.2), the decrease in debt for $301, the net decrease in other equity reserves for $74 and the increase in additional paid-in
capital for $393; and

Investing activities:

•
In 2019, 2018 and 2017, in connection with the leases negotiated during the year, the increases in assets for the right-of-use
related to lease contracts for $222, $287 and $327, respectively (note 14.2).

Newly issued IFRS adopted in the reported periods
IFRS 16 (notes 2.6, 14 and 16.2)
Beginning January 1, 2019, IFRS 16 superseded all existing guidance related to lease accounting including IAS 17,
Leases
(“IAS 17”) and introduced a single lessee accounting model that requires a lessee to recognize, for all leases, allowing exemptions in the case of leases with a term of less than 12 months or when the underlying asset is of low value, assets for the right-of-use
of the underlying asset against a corresponding financial liability, representing the net present value of estimated lease payments under the contract. Under this model, the lessee recognizes in the income statement depreciation of the asset for the right-of-use
and interest on the lease liability. After concluding the inventory and measurement of its leases, CEMEX adopted IFRS 16 using the full retrospective approach by means of which it determined an opening cumulative effect in its statement of financial position as of January 1, 2017, that is at the beginning of the oldest comparative period.
The effects of IFRS 16 in the Company’s opening balance sheet as of January 1, 2017 were as follows:

Condensed Consolidated Statement of Financial Position		As of January 1, 2017 Original	IFRS 16 adoption adjustments	As of January 1, 2017 Re-presented
Total current assets	$	4,273	—	4,273
Property, machinery and equipment, net and assets for the right-of-use, net		11,107	851	11,958
Deferred income tax assets		751	23	774
Other items of non-current assets		12,813	—	12,813

Total non-current assets		24,671	874	25,545

TOTAL ASSETS	$	28,944	874	29,818

Short-term other financial obligations	$	562	163	725
Other items of current liabilities		3,571	—	3,571

Total current liabilities		4,133	163	4,296
Long-term other financial obligations		1,253	815	2,068
Deferred income tax liabilities		946	—	946
Other items of non-current liabilities		13,118	—	13,118

Total non-current liabilities		15,317	815	16,132

TOTAL LIABILITIES		19,450	978	20,428

Retained earnings 1		933	(104)	829
Other items of controlling interest		7,002	—	7,002

Total controlling interest		7,935	(104)	7,831
Non-controlling interest and perpetual debentures		1,559	—	1,559

TOTAL STOCKHOLDERS’ EQUITY		9,494	(104)	9,390

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$	28,944	874	29,818

1
The initial effect refers to a temporary difference between the straight-line amortization expense of the right-of-use
asset against the amortization of the financial liability under the effective interest rate method since origination of the contracts. This difference will reverse over the remaining term of the contracts.

Moreover, resulting from the adoption of IFRS 16, CEMEX
re-presented
its previously reported statement of financial position as of December 31, 2018, as follows:

Condensed Consolidated Statement of Financial Position		As of December 31, 2018 Original	IFRS 16 adjustments	As of December 31, 2018 Re-presented
Total current assets	$	3,421	—	3,421
Property, machinery and equipment, net and assets for the right-of-use, net		11,423	1,031	12,454
Deferred income tax assets		592	26	618
Other items of non-current assets		12,688	—	12,688

Total non-current assets		24,703	1,057	25,760

TOTAL ASSETS	$	28,124	1,057	29,181

Short-term other financial obligations	$	648	207	855
Other items of current liabilities		3,940	—	3,940

Total current liabilities		4,588	207	4,795
Long-term other financial obligations		612	980	1,592
Deferred income tax liabilities		758	(10)	748
Other items of non-current liabilities		10,993	—	10,993

Total non-current liabilities		12,363	970	13,333

TOTAL LIABILITIES		16,951	1,177	18,128

Retained earnings		1,742	(120)	1,622
Other items of controlling interest		7,859	—	7,859

Total controlling interest		9,601	(120)	9,481
Non-controlling interest and perpetual debentures		1,572	—	1,572

TOTAL STOCKHOLDERS’ EQUITY		11,173	(120)	11,053

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$	28,124	1,057	29,181

In addition, resulting from the adoption of IFRS 16, CEMEX
re-presented
its previously reported income statements and statements of cash flows for the years ended December 31, 2018 and 2017, as follows:

		For the years ended December 31,
Condensed C onsolidated I ncome S tatements		2018 Original	IFRS 16 effects	2018 Re-presented	2017 Original	IFRS 16 effects	2017 Re-presented
Revenues	$	13,531	—	13,531	12,926	—	12,926
Cost of sales		(8,883)	34	(8,849)	(8,397)	32	(8,365)
Operating expenses		(3,003)	24	(2,979)	(2,846)	20	(2,826)
Other expenses, net		(296)	—	(296)	(205)	—	(205)
Financial expense		(653)	(69)	(722)	(1,023)	(63)	(1,086)
Financial income and other items, net		35	(3)	32	219	(2)	217

Earnings before income tax		731	(14)	717	674	(13)	661
Income tax		(226)	2	(224)	(10)	(6)	(16)

Net income from continuing operations		505	(12)	493	664	(19)	645
Discontinued operations		77	—	77	222	—	222

CONSOLIDATED NET INCOME		582	(12)	570	886	(19)	867
Non-controlling interest net income		42	—	42	75	—	75

CONTROLLING INTEREST NET INCOME	$	540	(12)	528	811	(19)	792

		For the years ended December 31,
Condensed C onsolidated S tatements of C ash F lows		2018 Original	IFRS 16 effects	2018 Re-presented	2017 Original	IFRS 16 effects	2017 Re-presented
OPERATING ACTIVITIES
Net income from continuing operations	$	513	(20)	493	673	(28)	645
Non-cash items:
Depreciation and amortization of assets		763	219	982	787	176	963
Other non-cash items		896	67	963	759	61	820
Changes in working capital, excluding income taxes		(55)	—	(55)	431	—	431

Operating cash flows from continuing operations before financial expense, coupons on perpetual debentures and income taxes		2,117	266	2,383	2,650	209	2,859
Interest on debt and coupons on perpetual debentures paid		(672)	(69)	(741)	(836)	(63)	(899)
Income taxes paid		(208)	1	(207)	(240)	(6)	(246)

Operating cash flows from continuing operations		1,237	198	1,435	1,574	140	1,714
Operating cash flows from discontinued operations		132	—	132	131	—	131

Net cash flows provided by operating activities		1,369	198	1,567	1,705	140	1,845

INVESTING ACTIVITIES
Property, machinery and equipment and assets for the right-of-use, net		(601)	—	(601)	(567)	—	(567)
Other items of investing activities		(214)	—	(214)	1,120	—	1,120

Net cash flows provided by (used in) investing activities		(815)	—	(815)	553	—	553

FINANCING ACTIVITIES
Other financial obligations, net		(388)	(190)	(578)	(78)	(112)	(190)
Other items of financing activities		(585)	—	(585)	(2,200)	—	(2,200)

Net cash flows used in financing activities		(973)	(190)	(1,163)	(2,278)	(112)	(2,390)

Decrease in cash and cash equivalents from continuing operations		(551)	8	(543)	(151)	28	(123)
Increase in cash and cash equivalents from discontinued operations		132	—	132	131	—	131
Foreign currency translation effect on cash		29	(8)	21	158	(28)	130
Cash and cash equivalents at beginning of period		699	—	699	561	—	561

CASH AND CASH EQUIVALENTS AT END OF PERIOD	$	309	—	309	699	—	699

IFRS 9,
Financial Instruments: classification and measurement
(“IFRS 9”)
CEMEX adopted IFRS 9 beginning January 1, 2018, which sets forth the guidance relating to the classification and measurement of financial assets and financial liabilities, the accounting for expected credit losses of financial assets and commitments to extend credits, as well as the requirements for hedge accounting; and replaced IAS 39,
Financial instruments: recognition and measurement
(“IAS 39”). CEMEX applied IFRS 9 prospectively. The Company’s accounting policies were changed to comply with IFRS 9.
Among other aspects of presentation that had no impact on the valuation or the book value of the Company’s financial assets and liabilities and therefore on the retained earnings of CEMEX, regarding the new impairment model under IFRS 9 based on expected credit losses, impairment losses for the entire lifetime of financial assets, including trade accounts receivable, are recognized on initial recognition of the asset, and in each subsequent reporting period, even in the absence of a credit event or if a loss has not yet been incurred, considering for their measurement the history of credit losses and current conditions, as well as reasonable and supportable forecasts affecting collectability. CEMEX developed an expected credit loss model applicable to its trade accounts receivable that considers the historical performance and economic environment, as well as the credit risk and expected developments for each group of customers and applied the simplified approach upon adoption of IFRS 9. The effects of the adoption of IFRS 9 on January 1, 2018 related to the expected credit loss model represented an increase in the allowance of expected credit losses of $29 recognized against retained earnings, net of a deferred income tax asset of $8. The balances of such allowance of expected credit losses and deferred tax assets increased from the reported amounts as of December 31, 2017 of $109 and $754, respectively, to $138 and $762 as of January 1, 2018, respectively, after the adoption effects.
Other newly issued IFRS adopted in the reported periods
In addition, there were other new standards, interpretations and standard amendments adopted as of January 1, 2019 prospectively, that did not result in any material impact on CEMEX´s results or financial position, and which are explained as follows:

Standard	Main topic
IFRIC 23, Uncertainty over income tax treatments (note 19.4)
When an entity concludes that it is not probable that a particular tax treatment is accepted, the decision should be based on which method provides better predictions of the resolution of the uncertainty.

Amendments to IAS 28, Long-term interests in associates and joint ventures	The amendment clarifies that IFRS 9, including its impairment requirements, applies to long-term interests.

Amendments to IAS 12, Income taxes
Clarify that an entity should recognize the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognized the transactions that generated the distributable profits.

Amendments to IAS 23, Borrowing costs
Clarify that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalization rate on general borrowings.

Amendments to IFRS 9, Prepayment features with negative compensation	Clarify that financial assets with prepayment features with negative compensation do not automatically fail to meet the ‘solely payments of principal and interest’ condition.

IFRS 11, Joint Arrangements – Previously held Interests in a joint operation	Clarify that a party that participates in, but does not have joint control of, a joint operation does not remeasure its previously held interest in the joint operation when it obtains joint control.

Amendments to IFRS 3, Business combinations
Clarify that when an entity obtains control of a business that is a joint operation, the entity applies the requirements for a business combination achieved in stages, including remeasuring its previously held interest in the joint operation at fair value.

Amendments to IAS 19, Employee benefits
Clarify that the past service cost (or of the gain or loss on settlement) is calculated by measuring the defined benefit liability (asset) using updated assumptions and comparing benefits offered and plan assets before and after the plan amendment (or curtailment or settlement) but ignoring the effect of the asset ceiling (that may arise when the defined benefit plan is in a surplus position).

2.2)	PRINCIPLES OF CONSOLIDATION
The consolidated financial statements include those of CEMEX, S.A.B. de C.V. and those of the entities in which the Parent Company exercises control, including structured entities (special purpose entities), by means of which the Parent Company, directly or indirectly, is exposed, or has rights, to variable returns from its involvement with the investee, and has the ability to affect those returns through its power over the investee’s relevant activities. Balances and operations between related parties are eliminated in consolidation.
Investments are accounted for by the equity method when CEMEX has significant influence which is generally presumed with a minimum equity interest of 20%. The equity method reflects in the financial statements, the investee’s original cost and CEMEX’s share of the investee’s equity and earnings after acquisition. The financial statements of joint ventures, which relate to those arrangements in which CEMEX and other third-party investors have joint control and have rights to the net assets of the arrangements, are recognized under the equity method. During the reported periods, CEMEX did not have joint operations, referring to those cases in which the parties that have joint control of the arrangement have rights over specific assets and obligations for specific liabilities relating to the arrangements. The equity method is discontinued when the carrying amount of the investment, including any long-term interest in the investee or joint venture, is reduced to zero, unless CEMEX has incurred or guaranteed additional obligations of the investee or joint venture.

2.3)	USE OF ESTIMATES AND CRITICAL ASSUMPTIONS
The preparation of financial statements in accordance with IFRS requires management to make estimates and assumptions that affect reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements; as well as the reported amounts of revenues and expenses during the period. These assumptions are reviewed on an ongoing basis using available information. Actual results could differ from these estimates. The items subject to significant estimates and assumptions by management include impairment tests of long-lived assets, recognition of deferred income tax assets, as well as the measurement of financial instruments at fair value, and the assets and liabilities related to employee benefits. Significant judgment is required by management to appropriately assess the amounts of these concepts.

2.4)	FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION OF FOREIGN CURRENCY FINANCIAL STATEMENTS
Transactions denominated in foreign currencies are recorded in the functional currency at the exchange rates prevailing on the dates of their execution. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the statement of financial position date, and the resulting foreign exchange fluctuations are recognized in earnings, except for exchange fluctuations arising from: 1) foreign currency indebtedness associated with the acquisition of foreign entities; and 2) fluctuations associated with related parties’ balances denominated in foreign currency, whose settlement is neither planned nor likely to occur in the foreseeable future and as a result, such balances are of a permanent investment nature. These fluctuations are recorded against “Other equity reserves”, as part of the foreign currency translation adjustment (note 20.2) until the disposal of the foreign net investment, at which time, the accumulated amount is recognized through the statement of operations as part of the gain or loss on disposal.
The financial statements of foreign subsidiaries, as determined using their respective functional currency, are translated to U.S. dollars at the closing exchange rate for statement of financial position accounts and at the closing exchange rates of each month within the period for statements of operations accounts. The functional currency is that in which each consolidated entity primarily generates and expends cash. The corresponding translation effect is included within “Other equity reserves” and is presented in the statement of other comprehensive income for the period as part of the foreign currency translation adjustment (note 20.2) until the disposal of the net investment in the foreign subsidiary.
Considering its integrated activities, for purposes of functional currency, the Parent Company is considered to have two divisions, one related with its financial and holding company activities, in which the functional currency is the dollar for all assets, liabilities and transactions associated with these activities, and another division related with the Parent Company’s operating activities in Mexico, in which the functional currency is the peso for all assets, liabilities and transactions associated with these activities.
The most significant closing exchange rates for statement of financial position accounts and the approximate average exchange rates (as determined using the closing exchange rates of each month within the period) for income statement accounts for the main functional currencies to the U.S. dollar as of December 31, 2019, 2018 and 2017, were as follows:

	2019		2018		2017
Currency	Closing	Average	Closing	Average	Closing	Average
Mexican peso	18.92	19.35	19.65	19.2583	19.65	18.8825
Euro	0.8917	0.8941	0.8727	0.8483	0.8331	0.8817
British Pound Sterling	0.7550	0.7831	0.7843	0.7521	0.7405	0.7707
Colombian Peso	3,277	3,300	3,250	2,972	2,984	2,958
Egyptian Pound	16.0431	16.7382	17.9559	17.8223	17.7308	17.7785
Philippine Peso	50.6350	51.5650	52.58	52.6925	49.9300	50.3817

2.5)	CASH AND CASH EQUIVALENTS (note 8)
The balance in this caption is comprised of available amounts of cash and cash equivalents, mainly represented by highly-liquid short-term investments, which are readily convertible into known amounts of cash, and which are not subject to significant risks of changes in their values, including overnight investments, which yield fixed returns and have maturities of less than three months from the investment date. These fixed-income investments are recorded at cost plus accrued interest. Accrued interest is included in the income statement as part of “Financial income and other items, net.”
To the extent that any restriction will be lifted in less than three months from the statement of financial position reporting date, the amount of cash and cash equivalents in the statement of financial position includes restricted cash and investments, when applicable, comprised of deposits in margin accounts that guarantee certain of CEMEX’s obligations, except when contracts contain provisions for net settlement, in which case, these restricted amounts of cash and cash equivalents are offset against the liabilities that CEMEX has with its counterparties. When the restriction period is greater than three months, any restricted balance of cash and investments is not considered cash equivalents and is included within short-term or long-term “Other accounts receivable,” as appropriate.

2.6)	FINANCIAL INSTRUMENTS
Classification and measurement of financial instruments
The financial assets that meet both of the following conditions and are not designated as at fair value through profit or loss: a) are held within a business model whose objective is to hold assets to collect contractual cash flows; and b) its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding, are classified as “Held to collect” and measured at amortized cost. Amortized cost represents the net present value (“NPV”) of the consideration receivable or payable as of the transaction date. This classification of financial assets comprises the following captions:

•	Cash and cash equivalents (notes 2.5 and 8).

•
Trade receivables, other current accounts receivable and other current assets (notes 9 and 10). Due to their short-term nature, CEMEX initially recognizes these assets at the original invoiced or transaction amount less expected credit losses, as explained below.

•
Trade receivables sold under securitization programs, in which certain residual interest in the trade receivables sold in case of recovery failure and continued involvement in such assets is maintained, do not qualify for derecognition and are maintained in the statement of financial position (notes 9 and 16.2).

•
Investments and
non-current
accounts receivable (note 13.2). Subsequent changes in effects from amortized cost are recognized in the income statement as part of “Financial income and other items, net”.

Certain strategic investments are measured at fair value through other comprehensive income within “Other equity reserves” (note 13.2). CEMEX does not maintain financial assets “Held to collect and sell” whose business model has the objective of collecting contractual cash flows and then selling those financial assets.
The financial assets that are not classified as “Held to collect” or that do not have strategic characteristics fall into the residual category of held at fair value through the income statement as part of “Financial income and other items, net” (note 13.2).
Debt instruments and other financial obligations are classified as “Loans” and measured at amortized cost (notes 16.1 and 16.2). Interest accrued on financial instruments is recognized within “Other accounts payable and accrued expenses” against financial expense. During the reported periods, CEMEX did not have financial liabilities voluntarily recognized at fair value or associated with fair value hedge strategies with derivative financial instruments.
Derivative financial instruments are recognized as assets or liabilities in the statement of financial position at their estimated fair values, and the changes in such fair values are recognized in the income statement within “Financial income and other items, net” for the period in which they occur, except in the case of hedging instruments as described below (note 16.4).
Impairment of financial assets
Impairment losses of financial assets, including trade accounts receivable, are recognized using the expected credit loss model (“ECL”) for the entire lifetime of such financial assets on initial recognition, and at each subsequent reporting period, even in the absence of a credit event or if a loss has not yet been incurred, considering for their measurement past events and current conditions, as well as reasonable and supportable forecasts affecting collectability. For purposes of the ECL model of trade accounts receivable, CEMEX segments its accounts receivable in a matrix by country, type of client or homogeneous credit risk and days past due and determines for each segment an average rate of ECL, considering actual credit loss experience over the last 24 months and analyses of future delinquency, that is applied to the balance of the accounts receivable. The average ECL rate increases in each segment of days past due until the rate is 100% for the segment of 365 days or more past due.
Costs incurred in the issuance of debt or borrowings
Direct costs incurred in debt issuances or borrowings, as well as debt refinancing or non-substantial
modifications to debt agreements that did not represent an extinguishment of debt by considering that the holders and the relevant economic terms of the new instrument are not substantially different to the replaced instrument, adjust the carrying amount of the related debt and are amortized as interest expense as part of the effective interest rate of each instrument over its maturity. These costs include commissions and professional fees. Costs incurred in the extinguishment of debt, as well as debt refinancing or modifications to debt agreements, when the new instrument is substantially different from the old instrument according to a qualitative and quantitative analysis, are recognized in the income statement as incurred.
Leases (notes 2.8, 14 and 16.2)
As mentioned in note 2.1, CEMEX adopted IFRS 16 beginning January 1, 2019 using the full retrospective approach. At the inception of a lease contract, CEMEX assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an indentified asset for a period in exchange for consideration. CEMEX uses the definition of a lease in IFRS 16 to assess whether a contract conveys the right to control the use of an identified asset.

Based on IFRS 16, leases are recognized as financial liabilities against assets for the right-of-use,
measured at their commencement date as the net present value (“NPV”) of the future contractual fixed payments, using the interest rate implicit in the lease or, if that rate cannot be readily determined, CEMEX´s incremental borrowing rate. CEMEX determines its incremental borrowing rate by obtaining interest rates from its external financing sources and makes certain adjustments to reflect the term of the lease, the type of the asset leased and the economic environment in which the asset is leased.
CEMEX does not separate the
non-lease
component from the lease component included in the same contract. Lease payments included in the measurement of the lease liability comprise contractual rental fixed payments, less incentives, fixed payments of non-lease
components and the value of a purchase option, to the extent that option is highly probable to be exercised or is considered a bargain purchase option. Interest incurred under the financial obligations related to lease contracts is recognized as part of the “Interest expense” line item in the income statement.
At commencement date or on modification of a contract that contains a lease component, CEMEX allocates the consideration in the contract to each lease component based on their relative stand-alone prices. CEMEX applies the recognition exception for lease terms of 12 months or less and contracts of low-value
assets and recognizes the lease payment of these leases as rental expense in the income statement over the lease term. CEMEX defined the lease contracts related to office and computer equipment as low-value
assets.
The lease liability is amortized using the effective interest method as payments are incurred and is remeasured when: a) there is a change in future lease payments arising from a change in an index or rate, b) if there is a change in the amount expected to be payable under a residual guarantee, c) if the Company changes its assessment of whether it will exercise a purchase, extension or termination option, or d) if there is a revised in-substance
fixed lease payment. When the lease liability is remeasured, an adjustment is made to the carrying amount of the asset for the right-of-use
or is recognized within “Financial income and other items, net” if such asset has been reduced to zero.
Financial instruments with components of both liabilities and equity (note 16.2)
Financial instruments that contain components of both liability and equity, such as notes convertible into a fixed number of the issuer’s shares and denominated its same functional currency, are accounted for by each component being recognized separately in the statement of financial position according to the specific characteristics of each transaction. In the case of instruments mandatorily convertible into shares of the issuer, the liability component represents the NPV of interest payments on the principal amount using a market interest rate, without assuming early conversion, and is recognized within “Other financial obligations,” whereas the equity component represents the difference between the principal amount and the liability component, and is recognized within “Other equity reserves”, net of commissions. In the case of instruments that are optionally convertible into a fixed number of shares, the equity component represents the difference between the total proceeds received for issuing the financial instruments and the fair value of the financial liability component (note 2.14). When the transaction is denominated in a currency different than the functional currency of the issuer, the conversion option is accounted for as a derivative financial instrument at fair value in the income statement.
Hedging instruments (note 16.4)
A hedging relationship is established to the extent the entity considers, based on the analysis of the overall characteristics of the hedging and hedged items, that the hedge will be highly effective in the future and the hedge relationship at inception is aligned with the entity’s reported risk management strategy (note 16.5). The accounting categories of hedging instruments are: a) cash flow hedge, b) fair value hedge of an asset or forecasted transaction; and c) hedge of a net investment in a subsidiary.
In cash flow hedges, the effective portion of changes in fair value of derivative instruments are recognized in stockholders’ equity within other equity reserves and are reclassified to earnings as the interest expense of the related debt is accrued, in the case of interest rate swaps, or when the underlying products are consumed in the case of contracts on the price of raw materials and commodities. In hedges of the net investment in foreign subsidiaries, changes in fair value are recognized in stockholders’ equity as part of the foreign currency translation result within other equity reserves (note 2.4), whose reversal to earnings would take place upon disposal of the foreign investment. During the reported periods, CEMEX did not have derivatives designated as fair value hedges. Derivative instruments are negotiated with institutions with significant financial capacity; therefore, CEMEX believes the risk of non-performance
of the obligations agreed to by such counterparties to be minimal.
Embedded derivative financial instruments
CEMEX reviews its contracts to identify the existence of embedded derivatives. Identified embedded derivatives are analyzed to determine if they need to be separated from the host contract and recognized in the statement of financial position as assets or liabilities, applying the same valuation rules used for other derivative instruments.
Put options granted for the purchase of
non-controlling
interests
Under IFRS 9, represent agreements by means of which a
non-controlling
interest has the right to sell, at a future date using a predefined price formula or at fair market value, its shares in a consolidated subsidiary. When the obligation should be settled in cash or through the delivery of another financial asset, an entity should recognize a liability for the NPV of the redemption amount as of the reporting date against the controlling interest within stockholders’ equity. A liability is not recognized under these agreements when the redemption amount is determined at fair market value at the exercise date and the entity has the election to settle using its own shares. As of December 31, 2019 and 2018, CEMEX did not have written put options.
Fair value measurements (note 16.3)
Under IFRS, fair value represents an “Exit Value” which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, considering the counterparty’s credit risk in the valuation. The concept of Exit Value is premised on the existence of a market and market participants for the specific asset or liability. When there are no market and/or market participants willing to make a market, IFRS establishes a fair value hierarchy that gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements).
The three levels of the fair value hierarchy are as follows:

•
Level 1.- represent quoted prices (unadjusted) in active markets for identical assets or liabilities that CEMEX has the ability to access at the measurement date. A quoted price in an active market provides the most reliable evidence of fair value and is used without adjustment to measure fair value whenever available.

•
Level 2.- are inputs other than quoted prices in active markets that are observable for the asset or liability, either directly or indirectly, and are used mainly to determine the fair value of securities, investments or loans that are not actively traded. Level 2 inputs included equity prices, certain interest rates and yield curves, implied volatility and credit spreads, among others, as well as inputs extrapolated from other observable inputs. In the absence of Level 1 inputs, CEMEX determined fair values by iteration of the applicable Level 2 inputs, the number of securities and/or the other relevant terms of the contract, as applicable.

•
Level 3.- inputs are unobservable inputs for the asset or liability. CEMEX used unobservable inputs to determine fair values, to the extent there are no Level 1 or Level 2 inputs, in valuation models such as Black-Scholes, binomial, discounted cash flows or multiples of Operative Ebitda, including risk assumptions consistent with what market participants would use to arrive at fair value.

2.7)	INVENTORIES (note 11)
Inventories are valued using the lower of cost or net realizable value. The cost of inventories is based on weighted average cost formula and includes expenditures incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition. CEMEX analyzes its inventory balances to determine if, as a result of internal events, such as physical damage, or external events, such as technological changes or market conditions, certain portions of such balances have become obsolete or impaired. When an impairment situation arises, the inventory balance is adjusted to its net realizable value. In such cases, these adjustments are recognized against the results of the period. Advances to suppliers of inventory are presented as part of other current assets.

2.8)	PROPERTY, MACHINERY AND EQUIPMENT AND ASSETS FOR THE RIGHT-OF-USE (note 14)
Property, machinery and equipment are recognized at their acquisition or construction cost, as applicable, less accumulated depreciation and accumulated impairment losses. Depreciation of fixed assets is recognized as part of cost and operating expenses (note 5) and is calculated using the straight-line method over the estimated useful lives of the assets, except for mineral reserves, which are depleted using the units-of-production
method. As of December 31, 2019, the average useful lives by category of fixed assets, which are reviewed at each reporting date and adjusted if appropriate, were as follows:

Years
Administrative buildings	31
Industrial buildings	31
Machinery and equipment in plant	17
Ready-mix trucks and motor vehicles	8
Office equipment and other assets	7
Assets for the
right-of-use
related to leases are initially measured at cost, which comprises the initial amount of the lease liability adjusted by any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle, remove or restore the underlaying asset, less any lease incentives received. The asset for the right-of-use
is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlaying asset to CEMEX by the end of the lease term or if the cost of the asset for the right-of-use
reflects that CEMEX will exercise a purchase option. In that case the asset for the right-of-use
would be depreciated over the useful life of the underlying asset, on the same basis as those of property, plant and equipment. In addition, assets for the right-of-use
may be reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
CEMEX capitalizes, as part of the related cost of fixed assets, interest expense from existing debt during the construction or installation period of significant fixed assets, considering CEMEX’s corporate average interest rate and the average balance of investments in process for the period.
All waste removal costs or stripping costs incurred in the operative phase of a surface mine in order to access the mineral reserves are recognized as part of the carrying amount of the related quarries. The capitalized amounts are further amortized over the expected useful life of exposed ore body based on the units-of-production
method.

Costs incurred in respect of operating fixed assets that result in future economic benefits, such as an extension in their useful lives, an increase in their production capacity or in safety, as well as those costs incurred to mitigate or prevent environmental damage, are capitalized as part of the carrying amount of the related assets. The capitalized costs are depreciated over the remaining useful lives of such fixed assets. Periodic maintenance of fixed assets is expensed as incurred. Advances to suppliers of fixed assets are presented as part of other long-term accounts receivable.

2.9)	BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS (notes 4.1 and 15)
Business combinations are recognized using the acquisition method, by allocating the consideration transferred to assume control of the entity to all assets acquired and liabilities assumed, based on their estimated fair values as of the acquisition date. Intangible assets acquired are identified and recognized at fair value. Any unallocated portion of the purchase price represents goodwill, which is not amortized and is subject to periodic impairment tests (note 2.10). Goodwill may be adjusted for any change to the preliminary assessment given to the assets acquired and/or liabilities assumed within the twelve-month period after purchase. Costs associated with the acquisition are expensed in the income statement as incurred.
CEMEX capitalizes intangible assets acquired, as well as costs incurred in the development of intangible assets, when probable future economic benefits associated are identified and there is evidence of control over such benefits. Intangible assets are recognized at their acquisition or development cost, as applicable. Indefinite life intangible assets are not amortized since the period in which the benefits associated with such intangibles will terminate cannot be accurately established. Definite life intangible assets are amortized on a straight-line basis as part of operating costs and expenses (note 5).
Startup costs are recognized in the income statement as they are incurred. Costs associated with research and development activities (“R&D activities”), performed by CEMEX to create products and services, as well as to develop processes, equipment and methods to optimize operational efficiency and reduce costs are recognized in the operating results as incurred. Direct costs incurred in the development stage of computer software for internal use are capitalized and amortized through the operating results over the useful life of the software, which on average is approximately 5 years.
Costs incurred in exploration activities such as payments for rights to explore, topographical and geological studies, as well as trenching, among other items incurred to assess the technical and commercial feasibility of extracting a mineral resource, which are not significant to CEMEX, are capitalized when probable future economic benefits associated with such activities are identified. When extraction begins, these costs are amortized during the useful life of the quarry based on the estimated tons of material to be extracted. When future economic benefits are not achieved, any capitalized costs are subject to impairment.
CEMEX’s extraction rights have a weighted-average useful lives of 83 years, depending on the sector and the expected life of the related reserves. As of December 31, 2019, except for extraction rights and/or as otherwise indicated, CEMEX’s intangible assets are amortized on a straight-line basis over their useful lives that range on average from 3 to 20 years.

2.10)	IMPAIRMENT OF LONG-LIVED ASSETS (notes 14 and 15)
Property, machinery and equipment, assets for the
right-of-use,
intangible assets of definite life and other investments
These assets are tested for impairment upon the occurrence of internal or external indicators of impairment, such as changes in CEMEX’s operating business model or in technology that affect the asset, or expectations of lower operating results, to determine whether their carrying amounts may not be recovered. An impairment loss is recorded in the income statement for the period within “Other expenses, net,” for the excess of the asset’s carrying amount over its recoverable amount, corresponding to the higher of the fair value less costs to sell the asset, as generally determined by an external appraiser, and the asset’s value in use, the latter represented by the NPV of estimated cash flows related to the use and eventual disposal of the asset. The main assumptions utilized to develop estimates of NPV are a discount rate that reflects the risk of the cash flows associated with the assets and the estimations of generation of future income. Those assumptions are evaluated for reasonableness by comparing such discount rates to available market information and by comparing to third-party expectations of industry growth, such as governmental agencies or industry chambers.
When impairment indicators exist, for each intangible asset, CEMEX determines its projected revenue streams over the estimated useful life of the asset. To obtain discounted cash flows attributable to each intangible asset, such revenue is adjusted for operating expenses, changes in working capital and other expenditures, as applicable, and discounted to NPV using the risk adjusted discount rate of return. The most significant economic assumptions are: a) the useful life of the asset; b) the risk adjusted discount rate of return; c) royalty rates; and d) growth rates. Assumptions used for these cash flows are consistent with internal forecasts and industry practices. The fair values of these assets are significantly sensitive to changes in such relevant assumptions. Certain key assumptions are more subjective than others. In respect of trademarks, CEMEX considers that the most subjective key assumption is the royalty rate. In respect of extraction rights and customer relationships, the most subjective assumptions are revenue growth rates and estimated useful lives. CEMEX validates its assumptions through benchmarking with industry practices and the corroboration of third-party valuation advisors. Significant judgment by management is required to appropriately assess the fair values and values in use of the related assets, as well as to determine the appropriate valuation method and select the significant economic assumptions.
Impairment of long-lived assets – Goodwill
Goodwill is tested for impairment when required upon the occurrence of internal or external indicators of impairment or at least once a year, during the last quarter of such year. CEMEX determines the recoverable amount of the group of cash-generating units (“CGUs”) to which goodwill balances were allocated, which consists of the higher of such group of CGUs fair value less cost to sell and its value in use, the latter represented by the NPV of estimated future cash flows to be generated by such CGUs to which goodwill was allocated, which are generally determined over periods of 5 years. However, in specific circumstances, when CEMEX considers that actual results for a CGU do not fairly reflect historical performance and most external economic variables provide confidence that a reasonably determinable improvement in the mid-term
is expected in their operating results, management uses cash flow projections over a period of up to 10 years, to the point in which future expected average performance resembles the historical average performance, to the extent CEMEX has detailed, explicit and reliable financial forecasts. If the value in use of a group of CGUs to which goodwill has been allocated is lower than its corresponding carrying amount, CEMEX determines the fair value of such group of CGUs using methodologies generally accepted in the market to determine the value of entities, such as multiples of Operating EBITDA and by reference to other market transactions. An impairment loss is recognized within “Other expenses, net”, if the recoverable amount is lower than the net book value of the group of CGUs to which goodwill has been allocated. Impairment charges recognized on goodwill are not reversed in subsequent periods.
The reportable segments reported by CEMEX (note 4.4), represent CEMEX’s groups of CGUs to which goodwill has been allocated for purposes of testing goodwill for impairment, considering: a) that after the acquisition, goodwill was allocated at the level of the reportable segment; b) that the operating components that comprise the reported segment have similar economic characteristics; c) that the reported segments are used by CEMEX to organize and evaluate its activities in its internal information system; d) the homogeneous nature of the items produced and traded in each operative component, which are all used by the construction industry; e) the vertical integration in the value chain of the products comprising each component; f) the type of clients, which are substantially similar in all components; g) the operative integration among components; and h) that the compensation system of a specific country is based on the consolidated results of the geographic segment and not on the particular results of the components. In addition, the country level represents the lowest level within CEMEX at which goodwill is monitored for internal management purposes.
Impairment tests are significantly sensitive to the estimation of future prices of CEMEX’s products, the development of operating expenses, local and international economic trends in the construction industry, the long-term growth expectations in the different markets, as well as the discount rates and the growth rates in perpetuity applied. For purposes of estimating future prices, CEMEX uses, to the extent available, historical data; plus the expected increase or decrease according to information issued by trusted external sources, such as national construction or cement producer chambers and/or in governmental economic expectations. Operating expenses are normally measured as a constant proportion of revenues, following experience. However, such operating expenses are also reviewed considering external information sources in respect of inputs that behave according to international prices, such as oil and gas. CEMEX uses specific pre-tax
discount rates for each group of CGUs to which goodwill is allocated, which are applied to discount pre-tax
cash flows. The amounts of estimated undiscounted cash flows are significantly sensitive to the growth rate in perpetuity applied. The higher the growth rate in perpetuity applied, the higher the amount of undiscounted future cash flows by group of CGUs obtained. Moreover, the amounts of discounted estimated future cash flows are significantly sensitive to the weighted average cost of capital (discount rate) applied. The higher the discount rate applied, the lower the amount of discounted estimated future cash flows by group of CGUs obtained.

2.11)	PROVISIONS
CEMEX recognizes provisions when it has a legal or constructive obligation resulting from past events, whose resolution would require cash outflows, or the delivery of other resources owned by the Company. As of December 31, 2019 and 2018, some significant proceedings that gave rise to a portion of the carrying amount of CEMEX’s other current and non-current
liabilities and provisions are detailed in note 24.1.
Considering guidance under IFRS, CEMEX recognizes provisions for levies imposed by governments when the obligating event or the activity that triggers the payment of the levy has occurred, as defined in the legislation.
Restructuring
CEMEX recognizes provisions for restructuring when the restructuring detailed plans have been properly finalized and authorized by management and have been communicated to the third parties involved and/or affected by the restructuring prior to the statement of financial position’s date. These provisions may include costs not associated with CEMEX’s ongoing activities.
Asset retirement obligations (note 17)
Unavoidable obligations, legal or constructive, to restore operating sites upon retirement of long-lived assets at the end of their useful lives are measured at the NPV of estimated future cash flows to be incurred in the restoration process and are initially recognized against the related assets’ book value. The increase to the assets’ book value is depreciated during its remaining useful life. The increase in the liability related to adjustments to NPV by the passage of time is charged to the line item “Financial income and other items, net.” Adjustments to the liability for changes in estimations are recognized against fixed assets, and depreciation is modified prospectively. These obligations are related mainly to future costs of demolition, cleaning and reforestation, so that quarries, maritime terminals and other production sites are left in acceptable condition at the end of their operation.

Costs related to remediation of the environment (notes 17 and 24)
Provisions associated with environmental damage represent the estimated future cost of remediation, which are recognized at their nominal value when the time schedule for the disbursement is not clear, or when the economic effect for the passage of time is not significant; otherwise, such provisions are recognized at their discounted values. Reimbursements from insurance companies are recognized as assets only when their recovery is practically certain. In that case, such reimbursement assets are not offset against the provision for remediation costs.
Contingencies and commitments (notes 23 and 24)
Obligations or losses related to contingencies are recognized as liabilities in the statement of financial position only when present obligations exist resulting from past events that are probable to result in an outflow of resources and the amount can be measured reliably. Otherwise, a qualitative disclosure is included in the notes to the financial statements. The effects of long-term commitments established with third parties, such as supply contracts with suppliers or customers, are recognized in the financial statements on an incurred or accrued basis, after taking into consideration the substance of the agreements. Relevant commitments are disclosed in the notes to the financial statements. The Company recognizes contingent revenues, income or assets only when their realization is virtually certain.

2.12)	PENSIONS AND OTHER POST-EMPLOYMENT BENEFITS (note 18)
Defined contribution pension plans
The costs of defined contribution pension plans are recognized in the operating results as they are incurred. Liabilities arising from such plans are settled through cash transfers to the employees’ retirement accounts, without generating future obligations.
Defined benefit pension plans and other post-employment benefits
The costs associated with employees’ benefits for defined benefit pension plans and other post-employment benefits, generally comprised of health care benefits, life insurance and seniority premiums, granted by CEMEX and/or pursuant to applicable law, are recognized as services are rendered by the employees based on actuarial estimations of the benefits’ present value considering the advice of external actuaries. For certain pension plans, CEMEX has created irrevocable trust funds to cover future benefit payments (“plan assets”). These plan assets are valued at their estimated fair value at the statement of financial position date. The actuarial assumptions and accounting policy consider: a) the use of nominal rates; b) a single rate is used for the determination of the expected return on plan assets and the discount of the benefits obligation to present value; c) a net interest is recognized on the net defined benefit liability (liability minus plan assets); and d) all actuarial gains and losses for the period, related to differences between the projected and real actuarial assumptions at the end of the period, as well as the difference between the expected and real return on plan assets, are recognized as part of “Other items of comprehensive income, net” within stockholders’ equity.
The service cost, corresponding to the increase in the obligation for additional benefits earned by employees during the period, is recognized within operating costs and expenses. The net interest cost, resulting from the increase in obligations for changes in NPV and the change during the period in the estimated fair value of plan assets, is recognized within “Financial income and other items, net.”
The effects from modifications to the pension plans that affect the cost of past services are recognized within operating costs and expenses over the period in which such modifications become effective to the employees or without delay if changes are effective immediately. Likewise, the effects from curtailments and/or settlements of obligations occurring during the period, associated with events that significantly reduce the cost of future services and/or reduce significantly the population subject to pension benefits, respectively, are recognized within operating costs and expenses.
Termination benefits
Termination benefits, not associated with a restructuring event, which mainly represent severance payments by law, are recognized in the operating results for the period in which they are incurred.

2.13)	INCOME TAXES (note 19)
The effects reflected in the income statement for income taxes include the amounts incurred during the period and the amounts of deferred income taxes, determined according to the income tax law applicable to each subsidiary, reflecting uncertainty in income tax treatments, if any. Consolidated deferred income taxes represent the addition of the amounts determined in each subsidiary by applying the enacted statutory income tax rate to the total temporary differences resulting from comparing the book and taxable values of assets and liabilities, considering tax assets such as loss carryforwards and other recoverable taxes, to the extent that it is probable that future taxable profits will be available against which they can be utilized. The measurement of deferred income taxes at the reporting period reflects the tax consequences that follow the way in which CEMEX expects to recover or settle the carrying amount of its assets and liabilities. Deferred income taxes for the period represent the difference between balances of deferred income taxes at the beginning and the end of the period. Deferred income tax assets and liabilities relating to different tax jurisdictions are not offset. According to IFRS, all items charged or credited directly in stockholders’ equity or as part of other comprehensive income or loss for the period are recognized net of their current and deferred income tax effects. The effect of a change in enacted statutory tax rates is recognized in the period in which the change is officially enacted.

Deferred tax assets are reviewed at each reporting date and are reduced when it is not deemed probable that the related tax benefit will be realized, considering the aggregate amount of self-determined tax loss carryforwards that CEMEX believes will not be rejected by the tax authorities based on available evidence and the likelihood of recovering them prior to their expiration through an analysis of estimated future taxable income. If it is probable that the tax authorities would reject a self-determined deferred tax asset, CEMEX would decrease such asset. When it is considered that a deferred tax asset will not be recovered before its expiration, CEMEX would not recognize such deferred tax asset. Both situations would result in additional income tax expense for the period in which such determination is made. In order to determine whether it is probable that deferred tax assets will ultimately be recovered, CEMEX takes into consideration all available positive and negative evidence, including factors such as market conditions, industry analysis, expansion plans, projected taxable income, carryforward periods, current tax structure, potential changes or adjustments in tax structure, tax planning strategies, future reversals of existing temporary differences. Likewise, CEMEX analyzes its actual results versus the Company’s estimates, and adjusts, as necessary, its tax asset valuations. If actual results vary from CEMEX’s estimates, the deferred tax asset and/or valuations may be affected, and necessary adjustments will be made based on relevant information in CEMEX’s income statement for such period.
Based on IFRIC 23,
Uncertainty over income tax treatments
(“IFRIC 23”), the income tax effects from an uncertain tax position are recognized when it is probable that the position will be sustained based on its technical merits and assuming that the tax authorities will examine each position and have full knowledge of all relevant information. For each position is considered individually its probability, regardless of its relation to any other broader tax settlement. The probability threshold represents a positive assertion by management that CEMEX is entitled to the economic benefits of a tax position. If a tax position is considered not probable of being sustained, no benefits of the position are recognized. Interest and penalties related to unrecognized tax benefits are recorded as part of the income tax in the consolidated income statements.
The effective income tax rate is determined dividing the line item “Income Tax” by the line item “Earnings before income tax.” This effective tax rate is further reconciled to CEMEX’s statutory tax rate applicable in Mexico (note 19.3). A significant effect in CEMEX’s effective tax rate and consequently in the reconciliation of CEMEX’s effective tax rate, relates to the difference between the statutory income tax rate in Mexico of 30% against the applicable income tax rates of each country where CEMEX operates.
For the years ended December 31, 2019, 2018 and 2017, the statutory tax rates in CEMEX’s main operations were as follows:

Country	2019	2018	2017
Mexico	30.0%	30.0%	30.0%
United States	21.0%	21.0%	35.0%
United Kingdom	19.3%	19.3%	19.3%
France	34.4%	34.4%	34.4%
Germany	28.2%	28.2%	28.2%
Spain	25.0%	25.0%	25.0%
Philippines	30.0%	30.0%	30.0%
Colombia	33.0%	37.0%	40.0%
Egypt	22.5%	22.5%	22.5%
Others	7.8% – 35.0%	7.8% – 39.0%	7.8% – 39.0%

CEMEX’s current and deferred income tax amounts included in the income statement for the period are highly variable, and are subject, among other factors, to taxable income determined in each jurisdiction in which CEMEX operates. Such amounts of taxable income depend on factors such as sale volumes and prices, costs and expenses, exchange rate fluctuations and interest on debt, among others, as well as to the estimated tax assets at the end of the period due to the expected future generation of taxable gains in each jurisdiction.

2.14)	STOCKHOLDERS’ EQUITY
Common stock and additional
paid-in
capital (note 20.1)
These items represent the value of stockholders’ contributions, and include increases related to the capitalization of retained earnings and the recognition of executive compensation programs in CEMEX, S.A.B. de C.V.’s CPOs as well as decreases associated with the restitution of retained earnings.
Other equity reserves (note 20.2)
Groups the cumulative effects of items and transactions that are, temporarily or permanently, recognized directly to stockholders’ equity, and includes the comprehensive income, which reflects certain changes in stockholders’ equity that do not result from investments by owners and distributions to owners. The most significant items within “Other equity reserves” during the reported periods are as follows:
Items of “Other equity reserves” included within other comprehensive income:

•
Currency translation effects from the translation of foreign subsidiaries, net of: a) exchange results from foreign currency debt directly related to the acquisition of foreign subsidiaries; and b) exchange results from foreign currency related parties’ balances that are of a non-current
investment class (note 2.4);

•
The effective portion of the valuation and liquidation effects from derivative financial instruments under cash flow hedging relationships, which are recorded temporarily in stockholders’ equity (note 2.6);

•	Changes in fair value of other investments in strategic securities (note 2.6); and

•	Current and deferred income taxes during the period arising from items whose effects are directly recognized in stockholders’ equity.
Items of “Other equity reserves” not included in comprehensive income:

•	Effects related to controlling stockholders’ equity for changes or transactions affecting non-controlling interest stockholders in CEMEX’s consolidated subsidiaries;

•
Effects attributable to controlling stockholders’ equity for financial instruments issued by consolidated subsidiaries that qualify for accounting purposes as equity instruments, such as the interest expense paid on perpetual debentures;

•
The equity component of securities which are mandatorily or optionally convertible into shares of the Parent Company (notes 2.6 and 16.2). Upon conversion, this amount will be reclassified to common stock and additional paid-in
capital; and

•	The cancellation of the Parent Company’s shares held by consolidated entities.
Retained earnings (note 20.3)
Retained earnings represent the cumulative net results of prior years, net of: a) dividends declared; b) capitalization of retained earnings; c) restitution of retained earnings when applicable; and d) cumulative effects from adoption of new IFRS.
Non-controlling
interest and perpetual debentures (note 20.4)
This caption includes the share of
non-controlling
stockholders in the results and equity of consolidated subsidiaries. This caption also includes the nominal amounts of financial instruments (perpetual notes) issued by consolidated entities that qualify as equity instruments considering that there is: a) no contractual obligation to deliver cash or another financial asset; b) no predefined maturity date; and c) a unilateral option to defer interest payments or preferred dividends for indeterminate periods.

2.15)	REVENUE RECOGNITION (note 3)
Revenue is recognized at a point in time or over time in the amount of the price, before tax on sales, expected to be received by CEMEX’s subsidiaries for goods and services supplied as a result of their ordinary activities, as contractual performance obligations are fulfilled, and control of goods and services passes to the customer. Revenues are decreased by any trade discounts or volume rebates granted to customers. Transactions between related parties are eliminated in consolidation.
Variable consideration is recognized when it is highly probable that a significant reversal in the amount of cumulative revenue recognized for the contract will not occur and is measured using the expected value or the most likely amount method, whichever is expected to better predict the amount based on the terms and conditions of the contract.
Revenue and costs from trading activities, in which CEMEX acquires finished goods from a third party and subsequently sells the goods to another third-party, are recognized on a gross basis, considering that CEMEX assumes ownership risks on the goods purchased, not acting as agent or broker.
When revenue is earned over time as contractual performance obligations are satisfied, which is the case of construction contracts, CEMEX apply the stage of completion method to measure revenue, which represents: a) the proportion that contract costs incurred for work performed to date bear to the estimated total contract costs; b) the surveys of work performed; or c) the physical proportion of the contract work completed
;
whichever better reflects the percentage of completion under the specific circumstances. Revenue related to such construction contracts is recognized in the period in which the work is performed by reference to the contract’s stage of completion at the end of the period, considering that the following have been defined: a) each party’s enforceable rights regarding the asset under construction; b) the consideration to be exchanged; c) the manner and terms of settlement; d) actual costs incurred and contract costs required to complete the asset are effectively controlled; and e) it is probable that the economic benefits associated with the contract will flow to the entity.
Progress payments and advances received from customers do not reflect the work performed and are recognized as short-term or long-term advanced payments, as appropriate.

2.16)	COST OF SALES AND OPERATING EXPENSES (note 5)
Cost of sales represents the production cost of inventories at the moment of sale. Such cost of sales includes depreciation, amortization and depletion of assets involved in production, expenses related to storage in production plants and freight expenses of raw material in plants and delivery expenses of CEMEX’s ready-mix
concrete business.
Administrative expenses represent the expenses associated with personnel, services and equipment, including depreciation and amortization, related to managerial activities and back office for the Company’s management.
Sales expenses represent the expenses associated with personnel, services and equipment, including depreciation and amortization, involved specifically in sales activities.
Distribution and logistics expenses refer to expenses of storage at points of sales, including depreciation and amortization, as well as freight expenses of finished products between plants and points of sale and freight expenses between points of sales and the customers’ facilities.

2.17)	EXECUTIVE SHARE-BASED COMPENSATION (note 21)
Share-based payments to executives are defined as equity instruments when services received from employees are settled by delivering shares of the Parent Company and/or a subsidiary; or as liability instruments when CEMEX commits to make cash payments to the executives on the exercise date of the awards based on changes in the Parent Company and/or subsidiary’s own stock (intrinsic value). The cost of equity instruments represents their estimated fair value at the date of grant and is recognized in the income statement during the period in which the exercise rights of the employees become vested. In respect of liability instruments, these instruments are valued at their estimated fair value at each reporting date, recognizing the changes in fair value through the operating results.

2.18)	EMISSION RIGHTS
In certain countries where CEMEX operates, such as EU countries, mechanisms aimed at reducing carbon dioxide emissions (“CO
2
”) have been established by means of which, the relevant environmental authorities have granted certain number of emission rights (“certificates”) free of cost to the different industries releasing CO
2
, which must submit to such environmental authorities at the end of a compliance period, certificates for a volume equivalent to the tons of CO
2
released. Companies must obtain additional certificates to meet deficits between actual CO
2
emissions during the compliance period and certificates received, or they can dispose of any surplus of certificates in the market. In addition, the United Nations Framework Convention on Climate Change (“UNFCCC”) Certified Emission Reductions (“CERs”) to qualified CO
2
emission reduction projects. CERs may be used in specified proportions to settle emission rights obligations in the EU. CEMEX actively participates in the development of projects aimed to reduce CO
2
emissions. Some of these projects have been awarded with CERs.
CEMEX does not maintain emission rights, CERs and/or enter into forward transactions with trading purposes. CEMEX accounts for the effects associated with CO
2
emission reduction mechanisms as follows:

•
Certificates received for free are not recognized in the statement of financial position. Revenues from the sale of any surplus of certificates are recognized by decreasing cost of sales. In forward sale transactions, revenues are recognized upon physical delivery of the emission certificates.

•
Certificates and/or CERs acquired to hedge current CO
2
emissions are recognized as intangible assets at cost and are further amortized to cost of sales during the compliance period. In the case of forward purchases, assets are recognized upon physical reception of the certificates.

•
CEMEX accrues a provision against cost of sales when the estimated annual emissions of CO
2
are expected to exceed the number of emission rights, net of any benefit obtained through swap transactions of emission rights for CERs.

•	CERs received from the UNFCCC are recognized as intangible assets at their development cost, which are attributable mainly to legal expenses incurred in the process of obtaining such CERs.
During 2019, 2018 and 2017, there were no sales of emission rights to third parties. In addition, in certain countries, the environmental authorities impose levies per ton of CO
2
or other greenhouse gases released. Such expenses are recognized as part of cost of sales as incurred.

2.19)	CONCENTRATION OF CREDIT
CEMEX sells its products primarily to distributors in the construction industry, with no specific geographic concentration within the countries in which CEMEX operates. As of and for the years ended December 31, 2019, 2018 and 2017, no single customer individually accounted for a significant amount of the reported amounts of sales or in the balances of trade receivables. In addition, there is no significant concentration of a specific supplier relating to the purchase of raw materials.

2.20)	NEWLY ISSUED IFRS NOT YET ADOPTED
There are several amendments or new IFRS issued but not yet effective which are under analysis and the Company’s management expects to adopt in their specific effective dates considering preliminarily without any significant effect in the Company’s financial position or operating results, and which are summarized as follows:

Standard	Main topic	Effective date
Amendments to IFRS 10, Consolidated financial statements and IAS 28	Clarify the recognition of gains or losses in the Parent’s financial statements for the sale or contribution of assets between an investor and its associate or joint venture	Has yet to be set

Amendments to IFRS 3, Business Combination
The amended definition of a business requires an acquisition to include an input and a substantive process that together significantly contribute to the ability to create outputs. The definition of the term ‘outputs’ is amended to focus on goods and services provided to customers, generating investment income and other income, and it excludes returns in the form of lower costs and other economic benefits. The amendments will likely result in more acquisitions being accounted for as asset acquisitions.
January 1, 2020

Amendments to IAS 1, Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors
The amendments use a consistent definition of materiality throughout International Financial Reporting Standards and the Conceptual Framework for Financial Reporting, clarify when information is material and incorporate some of the guidance in IAS 1 about immaterial information.
January 1, 2020

Amendments to IFRS 9, IAS 39 and IFRS 7 – Interest Rate Benchmark Reform
The amendments respond to the effects of Interbank Offered Rates (IBOR) reform on financial reporting and provide temporary reliefs to continue hedge accounting during the period of uncertainty before the replacement of an existing interest rate benchmark with an alternative nearly risk-free interest rate.
January 1, 2020

IFRS 17, Insurance contracts
The new Standard establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts and supersedes IFRS 4,
Insurance contracts
. The Standard outlines a General Model, which is modified for insurance contracts with direct participation features, described as the Variable Fee Approach. The General Model is simplified if certain criteria are met by measuring the liability for remaining coverage using the Premium Allocation Approach.
January 1, 2021